Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

December 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 64.5%
Long-Term Municipal Bonds – 62.6%
Alabama – 0.3%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$1,000	$1,131,431
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2040	1,000	1,181,429
Tuscaloosa County Industrial Development Authority Series 2019-A 4.50%, 05/01/2032(a)	1,946	2,059,358
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	785	866,113

		5,238,331

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	400	486,581

Arizona – 1.0%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2037-11/01/2039	2,450	2,847,515
5.00%, 11/01/2035	850	1,074,674
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	1,000	988,595
2.442%, 07/01/2032	2,250	2,250,612
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033	1,475	1,438,526
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax) Series 2014 5.00%, 06/01/2022	1,685	1,718,609
State of Arizona Series 2019-A 5.00%, 10/01/2022 (Pre-refunded/ETM)	7,000	7,252,273
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-B 4.00%, 10/01/2023(a)	5	5,002

		17,575,806

	Principal Amount (000)	U.S. $ Value

California – 2.8%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	$3,385	$3,358,111
California Housing Finance Agency
Series 2019-2 4.00%, 03/20/2033	2,205	2,539,161
Series 2021-1, Class A 3.50%, 11/20/2035	989	1,128,459
Series 2021-2 0.843%, 03/25/2035	2,000	132,946
Series 2021-2, Class A 3.75%, 03/25/2035	2,991	3,531,717
California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044	4,710	4,978,562
California State University Series 2021-B 2.374%, 11/01/2035	1,000	967,271
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)	1,100	1,082,644
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	2,500	2,502,050
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	1,000	986,026
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	2,000	2,004,849
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	1,000	994,696
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)	1,700	1,711,690

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	$1,000	$951,728
Golden State Tobacco Securitization Corp. Series 2018-A 3.50%, 06/01/2036 (Pre-refunded/ETM)	1,380	1,398,620
Sacramento County Water Financing Authority NATL Series 2007-B 0.684% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	3,675	3,628,385
San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2024	3,755	4,138,408
State of California
Series 2014 5.00%, 10/01/2029	50	56,180
Series 2015 5.00%, 08/01/2022-03/01/2026	3,500	3,844,944
Series 2021 4.00%, 10/01/2034	6,960	8,589,422

		48,525,869

Colorado – 1.4%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	2,375	2,498,837
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2033-08/01/2036	16,920	21,190,826
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	206	222,434
AGM Series 2020 5.00%, 12/01/2024-12/01/2050	430	521,850

		24,433,947

Connecticut – 2.7%
City of Bridgeport CT
Series 2017-A 5.00%, 11/01/2026 (Pre-refunded/ETM)	1,650	1,993,397
5.00%, 11/01/2027-11/01/2031	6,975	8,462,447
Series 2017-C 5.00%, 08/15/2025	1,000	1,153,734
State of Connecticut
Series 2016-A 5.00%, 03/15/2023-03/15/2024	27,430	29,120,367
Series 2018-C 5.00%, 06/15/2027	1,415	1,733,260
State of Connecticut Special Tax Revenue Series 2020 5.00%, 05/01/2034	2,835	3,665,006

		46,128,211

	Principal Amount (000)	U.S. $ Value

District of Columbia – 0.6%
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2029-10/01/2030	$6,180	$7,668,016
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2022	3,015	3,087,833

		10,755,849

Florida – 3.5%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 4.00%, 12/15/2024(a)	385	408,064
Citizens Property Insurance, Inc. Series 2012-A 5.00%, 06/01/2022	7,660	7,810,226
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2027-08/15/2030	10,925	13,355,895
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030-10/01/2034	300	234,245
Florida Development Finance Corp. Series 2021 0.30%, 12/01/2056 (Pre-refunded/ETM)	5,000	5,000,067
Florida Development Finance Corp. (Lakeland Regional Health Systems Obligated Group) Series 2021 5.00%, 11/15/2022	1,520	1,583,051
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	500	498,773
Florida State Board of Education (State of Florida) Series 2017-F 5.00%, 06/01/2023	1,310	1,397,948
Series 2022-A 5.00%, 06/01/2030-06/01/2031(c)	3,000	3,979,684
Lakewood Ranch Stewardship District AGM Series 2020 2.50%, 05/01/2033	1,830	1,908,836
North Broward Hospital District Series 2017-B 5.00%, 01/01/2027-01/01/2032	13,610	16,242,390

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	$455	$463,716
5.00%, 06/01/2055	200	216,372
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	1,000	1,249,400
St. Lucie County School Board (St. Lucie County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023	1,565	1,685,150
State of Florida Department of Transportation Turnpike System Revenue Series 2015-B 5.00%, 07/01/2024	3,795	4,227,727

		60,261,544

Georgia – 1.4%
City of Atlanta GA Airport Passenger Facility Charge Series 2019-F 5.00%, 07/01/2025	4,000	4,620,407
City of Atlanta GA Department of Aviation
Series 2021-A 5.00%, 07/01/2029	640	823,641
Series 2021-B 5.00%, 07/01/2029	600	772,163
Series 2021-C 4.00%, 07/01/2039	1,000	1,192,619
5.00%, 07/01/2035	2,350	3,053,847
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048	6,465	6,815,759
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2028	180	220,890
Private Colleges & Universities Authority (Emory University) Series 2020-B 4.00%, 09/01/2036	5,000	6,026,709

		23,526,035

Guam – 0.0%
Territory of Guam Series 2019 5.00%, 11/15/2031	195	225,218

Hawaii – 1.3%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2029(c)	1,180	1,469,709
University of Hawaii Series 2016 5.00%, 10/01/2022-10/01/2026	18,785	20,895,686

		22,365,395

	Principal Amount (000)	U.S. $ Value

Illinois – 6.6%
Chicago Board of Education
Series 2010 6.319%, 11/01/2029	$1,000	$1,188,473
Series 2019-B 5.00%, 12/01/2030-12/01/2033	940	1,166,609
Chicago O’Hare International Airport Series 2015-B 5.00%, 01/01/2024-01/01/2028	18,115	20,014,704
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2022-09/01/2034	900	1,070,399
Illinois Finance Authority (Memorial Health Obligated Group) Series 2019 5.00%, 04/01/2030-04/01/2032	7,195	9,010,458
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018-A 5.00%, 05/15/2032-05/15/2033	26,905	33,322,957
Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2034	1,000	1,419,788
State of Illinois
Series 2013 5.00%, 07/01/2022	460	470,660
Series 2013-A 5.00%, 04/01/2022	1,970	1,992,590
Series 2016 5.00%, 02/01/2022	2,750	2,759,913
Series 2017-A 5.00%, 12/01/2025	3,810	4,413,330
Series 2017-D 5.00%, 11/01/2024	12,010	13,462,754
Series 2019-A 5.00%, 11/01/2026	5,740	6,811,137
State of Illinois Sales Tax Revenue Series 2016-D 5.00%, 06/15/2022-06/15/2023	16,965	17,382,882

		114,486,654

Indiana – 0.1%
Indiana Finance Authority (CWA Authority, Inc.) Series 2021 5.00%, 10/01/2033	1,000	1,343,354
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	330	336,620

		1,679,974

Kansas – 0.1%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) BAM Series 2021-K 1.149%, 05/01/2026	2,000	1,966,098

	Principal Amount (000)	U.S. $ Value

Kentucky – 2.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026-02/01/2031	$815	$989,638
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2026-06/01/2031	10,460	12,318,082
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	6,370	7,199,784
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 4.00%, 12/01/2049	8,500	9,310,014
Louisville and Jefferson County Metropolitan Sewer District Series 2021 3.00%, 10/14/2022	6,000	6,132,174

		35,949,692

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030	1,550	1,711,835
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	435	494,682
6.10%, 06/01/2038-12/01/2040(a)	1,085	1,428,673
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.00%, 06/01/2037	4,885	4,964,573
2.10%, 06/01/2037	1,570	1,618,283

		10,218,046

Maryland – 1.3%
County of Baltimore MD Series 2021 4.00%, 03/23/2022	12,965	13,077,923
State of Maryland Series 2021-A 5.00%, 08/01/2026	2,000	2,400,539
State of Maryland Department of Transportation Series 2018 5.00%, 10/01/2024	4,860	5,472,118
Washington Suburban Sanitary Commission Series 2013 5.00%, 06/01/2022	2,350	2,396,873

		23,347,453

	Principal Amount (000)	U.S. $ Value

Massachusetts – 0.3%
Commonwealth of Massachusetts CIFG Series 2007-A 0.658% (LIBOR 3 Month + 0.57%), 05/01/2037(b)	$2,775	$2,789,519
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2041	2,000	2,633,307

		5,422,826

Michigan – 2.3%
City of Detroit MI Series 2018 5.00%, 04/01/2026-04/01/2028	3,675	4,333,685
Great Lakes Water Authority Water Supply System Revenue Series 2018-A 5.00%, 07/01/2024-07/01/2027	7,245	8,325,253
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.50%, 10/01/2029	900	954,489
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2024	10,115	11,228,294
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	5,000	5,090,269
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2033	1,090	1,332,558
South Lyon Community Schools Series 2016 5.00%, 05/01/2028	3,640	4,313,743
University of Michigan Series 2017-A 5.00%, 04/01/2023	1,955	2,071,001
Walled Lake Consolidated School District Series 2015 5.00%, 05/01/2022	2,000	2,031,004

		39,680,296

Mississippi – 0.6%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)	1,100	1,198,855

	Principal Amount (000)	U.S. $ Value

Mississippi Development Bank (State of Mississippi Department of Corrections) Series 2010-C 5.00%, 08/01/2022-08/01/2023	$5,445	$5,463,998
Series 2010-D 5.00%, 08/01/2023	3,695	3,707,286

		10,370,139

Missouri – 0.0%
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2025-03/01/2027	340	379,977

Nebraska – 1.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	17,000	18,318,003

New Hampshire – 0.1%
New Hampshire Business Finance Authority Series 2020-1 4.125%, 01/20/2034	1,748	2,080,474

New Jersey – 4.7%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014-U 5.00%, 06/15/2023	1,610	1,715,846
Series 2017-B 5.00%, 11/01/2022	5,025	5,219,482
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,185	1,225,371
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2027	1,325	1,615,407
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2022	7,340	7,495,273
Series 2018-A 5.00%, 06/15/2024-06/15/2030	6,055	6,916,237
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2012-A 5.00%, 06/15/2024	2,500	2,552,807
Series 2018-A 5.00%, 12/15/2029-12/15/2030	6,135	7,623,560
Series 2019 5.00%, 06/15/2029	3,075	3,844,637
Series 2019-B 5.00%, 06/15/2034	1,570	1,929,996
Series 2019-BB1 5.00%, 06/15/2034	1,250	1,536,621

	Principal Amount (000)	U.S. $ Value

Series 2021-A 5.00%, 06/15/2033	$1,000	$1,298,464
Series 2022-A 5.00%, 06/15/2034(c)	1,865	2,418,714
New Jersey Turnpike Authority
Series 2014-C 5.00%, 01/01/2023	8,955	9,370,390
Series 2017-B 5.00%, 01/01/2030	1,565	1,936,555
Series 2020-D 5.00%, 01/01/2028	4,840	5,701,254
Series 2021-B 1.713%, 01/01/2029	1,225	1,190,010
AGM Series 2005-D3 5.25%, 01/01/2026	11,070	13,074,294
Tobacco Settlement Financing Corp.,/NJ Series 2018-A 5.00%, 06/01/2028	3,450	4,281,039

		80,945,957

New York – 8.0%
City of New York NY
Series 2013-H 5.00%, 08/01/2025	2,510	2,693,438
Series 2014-J 5.00%, 08/01/2022	1,290	1,325,939
Series 2015-A 5.00%, 08/01/2023	7,220	7,757,171
Series 2021-A 4.00%, 08/01/2035-08/01/2041	12,500	15,034,296
Series 2021-D 1.396%, 08/01/2027	3,415	3,366,875
Metropolitan Transportation Authority
Series 2012-D 5.00%, 11/15/2026	3,065	3,182,990
Series 2012-F 5.00%, 11/15/2022-11/15/2023	13,835	14,391,342
Series 2017-C 5.00%, 11/15/2030	4,340	5,245,305
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2014-B 5.00%, 02/01/2027-11/01/2029	20,280	22,300,387
Series 2014-C 5.00%, 11/01/2028	10,665	11,782,762
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	855	897,315
2.80%, 09/15/2069	2,370	2,453,198
New York State Dormitory Authority Series 2012 5.00%, 12/15/2022 (Pre-refunded/ETM)	1,390	1,452,907
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012 5.00%, 12/15/2022	8,610	9,004,440

	Principal Amount (000)	U.S. $ Value

Series 2014-C 5.00%, 03/15/2027-03/15/2029	$22,340	$24,513,622
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2040	1,500	1,791,607
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	265	297,683
Series 2020 4.00%, 10/01/2030	6,500	7,589,953
4.375%, 10/01/2045	1,355	1,566,838
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	3,000	3,019,785

		139,667,853

North Carolina – 0.3%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2023-03/01/2026	5,350	5,802,359

Ohio – 1.0%
American Municipal Power, Inc. Series 2019 5.00%, 02/15/2035-02/15/2036	8,345	10,608,880
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2025-02/15/2028	5,500	6,440,220
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	475	480,365
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-B 4.375%, 06/01/2033	425	429,800

		17,959,265

Oklahoma – 0.2%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2022-07/01/2029	3,250	3,525,948
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	610	612,913

		4,138,861

	Principal Amount (000)	U.S. $ Value

Other – 0.3%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2019-M 2.65%, 06/15/2035(a)	$4,875	$5,195,290

Pennsylvania – 4.3%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2039	2,000	2,341,165
Allegheny County Sanitary Authority BAM Series 2013 5.00%, 12/01/2024-12/01/2025	7,470	8,139,955
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2022(a)	480	486,203
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 01/01/2035	1,245	1,260,869
Capital Region Water Revenue Series 2018 5.00%, 07/15/2029	1,500	1,891,642
City of Philadelphia PA Series 2019-B 5.00%, 02/01/2032	2,890	3,664,872
City of Philadelphia PA Water & Wastewater Revenue Series 2020-A 5.00%, 11/01/2037-11/01/2038	2,340	3,032,052
Coatesville School District AGM Series 2017 5.00%, 08/01/2022-08/01/2023	2,270	2,387,103
5.00%, 08/01/2022 (Pre-refunded/ETM)	105	107,913
Commonwealth of Pennsylvania Series 2017 5.00%, 01/01/2026	1,000	1,173,469
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	2,080	2,270,213
Pennsylvania Turnpike Commission
Series 2017 5.00%, 06/01/2028-12/01/2030	11,010	13,515,920
Series 2017-B 5.00%, 06/01/2031	11,050	13,340,289
Series 2019 5.00%, 12/01/2024-12/01/2025	7,900	9,084,922
Series 2019-A 5.00%, 12/01/2031-12/01/2032	4,005	5,116,709
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2032	3,205	3,963,997
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	1,000	1,174,710
State Public School Building Authority Series 2012 5.00%, 04/01/2026 (Pre-refunded/ETM)	1,110	1,122,918

		74,074,921

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.6%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$1,010	$1,113,217
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	905	984,280
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	2,115	2,282,454
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	3,680	3,799,600
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	415	450,626
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	1,323	1,277,157

		9,907,334

South Carolina – 1.1%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048	7,390	7,880,691
Renewable Water Resources Series 2018-A 5.00%, 01/01/2025	7,220	8,211,571
South Carolina Public Service Authority Series 2021-B 4.00%, 12/01/2038	3,000	3,608,891

		19,701,153

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2028	2,000	2,410,477

Tennessee – 0.4%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2018 4.00%, 11/01/2049	6,500	7,173,997

Texas – 4.3%
Austin Community College District Public Facility Corp. (Austin Community College District) Series 2015 5.00%, 08/01/2022	1,000	1,027,682

	Principal Amount (000)	U.S. $ Value

City of Austin TX Water & Wastewater System Revenue Series 2011 5.00%, 11/15/2026	$945	$948,039
City of Corpus Christi TX Utility System Revenue Series 2015 5.00%, 07/15/2024	1,290	1,437,523
Series 2015-C 5.00%, 07/15/2022-07/15/2026	3,030	3,238,946
City of Dallas TX Series 2014 5.00%, 02/15/2022	19,045	19,151,355
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	375	406,669
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2037	1,750	2,282,452
County of Fort Bend TX Series 2015-B 5.00%, 03/01/2022 (Pre-refunded/ETM)	2,880	2,902,270
Dallas/Fort Worth International Airport Series 2020 5.00%, 11/01/2026-11/01/2027	3,725	4,512,763
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028	1,100	1,277,120
Metropolitan Transit Authority of Harris County (Metropolitan Transit Authority of Harris County Sales & Use Tax) Series 2018 5.00%, 11/01/2029	1,185	1,495,155
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2023	1,160	1,247,745
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)	300	308,533
State of Texas Series 2014 5.00%, 04/01/2022	1,790	1,811,098
Texas A&M University Series 2013-B 5.00%, 05/15/2023	3,950	4,206,564
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2022	10,035	10,395,346

	Principal Amount (000)	U.S. $ Value

Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2020 5.00%, 04/15/2028	$1,255	$1,573,301
University of Houston Series 2017-A 5.00%, 02/15/2023	13,870	14,612,410
Via Metropolitan Transit (via Metropolitan Transit Sales Tax) Series 2017 5.00%, 07/15/2024	2,580	2,865,364

		75,700,335

Utah – 0.2%
City of Salt Lake City UT Airport Revenue Series 2021-A 5.00%, 07/01/2033	3,000	3,910,079

Virginia – 0.2%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2022-06/15/2023	3,565	3,734,219

Washington – 3.9%
Franklin County School District No. 1 Pasco Series 2015 5.00%, 12/01/2025	8,615	9,753,845
Port of Seattle WA Series 2018-A 5.00%, 05/01/2026-05/01/2029	14,375	17,162,475
Series 2018-B 5.00%, 05/01/2026-05/01/2028	16,040	19,369,573
Series 2021 4.00%, 08/01/2040	1,000	1,186,235
Snohomish & Island Counties School District No. 41 Stanwood-Camano Series 2018 5.00%, 12/15/2027	1,000	1,242,174
Snohomish County Public Utility District No. 1 Series 2012 5.00%, 12/01/2026 (Pre-refunded/ETM)	6,065	6,330,497
State of Washington Series 2015-2 5.00%, 07/01/2024	3,755	4,184,160
Series 2015-R 5.00%, 07/01/2023	3,735	3,999,978
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	1,960	2,273,206
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	992	1,148,931
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	455	455,362

		67,106,436

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	$3,070	$3,203,910

Wisconsin – 2.6%
State of Wisconsin
Series 2021-1 5.00%, 05/01/2028-05/01/2030	6,300	8,058,938
Series 2021-2 5.00%, 05/01/2030-05/01/2040	17,000	22,228,067
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2029(a)	3,315	3,838,130
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 2.25%, 11/01/2026	515	516,718
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	3,245	3,506,362
Series 2016-B 5.00%, 12/01/2025	2,510	2,891,777
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021-B 2.25%, 06/01/2027	1,000	1,003,544
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2038-02/01/2040	2,000	2,335,364
Series 2022 5.00%, 02/01/2032(c)	1,000	1,260,921

		45,639,821

Total Long-Term Municipal Bonds (cost $1,037,834,084)		1,089,694,685

Short-Term Municipal Notes – 1.9%
Connecticut – 0.1%
Town of Enfield CT Series 2021 2.00%, 08/04/2022	1,440	1,455,733

Florida – 0.5%
School Board of Miami-Dade County (The) Series 2021 2.50%, 02/23/2022	8,000	8,026,894

	Principal Amount (000)		U.S. $ Value

New Jersey – 0.8%
Township of North Brunswick NJ Series 2021-A 1.00%, 07/14/2022		$13,795	$13,856,836

New York – 0.5%
Town of Oyster Bay NY Series 2021-B 2.00%, 08/26/2022		9,675	9,785,398

Total Short-Term Municipal Notes (cost $33,139,186)			33,124,861

Total Municipal Obligations (cost $1,070,973,270)			1,122,819,546

	Notional Amount (000)

OPTIONS PURCHASED - PUTS – 0.4%
Options on Equity Indices – 0.4%
Euro STOXX 50 Index Expiration: Sep 2022; Contracts: 8,750; Exercise Price: EUR 3,300.00; Counterparty: UBS AG(d)	EUR	28,875,000	768,972
FTSE 100 Index Expiration: Apr 2022; Contracts: 1,900; Exercise Price: GBP 5,600.00; Counterparty: JPMorgan Chase Bank, NA(d)	GBP	10,640,000	65,294
FTSE 100 Index Expiration: Dec 2022; Contracts: 1,750; Exercise Price: GBP 5,700.00; Counterparty: UBS AG(d)	GBP	9,975,000	354,941
Nikkei 225 Index Expiration: Dec 2022; Contracts: 104,000; Exercise Price: JPY 23,000.00; Counterparty: UBS AG(d)	JPY	2,392,000,000	635,711
S&P 500 Index Expiration: Nov 2022; Contracts: 61,500; Exercise Price: USD 3,575.00; Counterparty: UBS AG(d)	USD	219,862,500	6,142,649

Total Options Purchased - Puts (premiums paid $9,381,304)			7,967,567

	Shares

INVESTMENT COMPANIES – 28.6%
Funds and Investment Trusts – 28.6%(e)
iShares Core MSCI EAFE ETF		1,670,856	124,712,692
iShares Core MSCI Emerging Markets ETF		950,834	56,916,923
SPDR S&P 500 ETF Trust		631,420	299,899,243
Vanguard Mid-Cap ETF		68,109	17,352,130

Total Investment Companies (cost $302,804,899)			$498,880,988

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 0.6%
Industrial – 0.6%
Capital Goods – 0.2%
John Deere Capital Corp. 0.169% (SOFR + 0.12%), 07/10/2023(b)	$1,000	$998,880
Caterpillar Financial Services Corp. 0.32% (SOFR + 0.27%), 09/13/2024(b)	1,800	1,799,946

		2,798,826

Consumer Non-Cyclical – 0.2%
Baylor Scott & White Holdings Series 2021 1.777%, 11/15/2030	1,000	964,850
0.827%, 11/15/2025	1,075	1,043,621
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,000	1,956,660

		3,965,131

Services – 0.2%
Novant Health, Inc. 2.637%, 11/01/2036	3,525	3,554,187

Total Corporates - Investment Grade (cost $10,399,227)		10,318,144

GOVERNMENTS - TREASURIES – 0.6%
United States – 0.6%
U.S. Treasury Notes 2.125%, 11/30/2023(f)	1,698	1,743,369
2.625%, 02/15/2029(f)	7,796	8,433,079

Total Governments - Treasuries (cost $9,586,846)		10,176,448

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)	700	728,497
5.75%, 04/20/2029(a)	620	663,041
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	1,546	1,522,377
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)	1,150	1,145,998
United Airlines, Inc. 4.375%, 04/15/2026(a)	1,000	1,043,400
4.625%, 04/15/2029(a)	500	518,580

Total Corporates - Non-Investment Grade (cost $5,515,581)		5,621,893

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Bellemeade Re Ltd. Series 2018-1A, Class M2 3.002% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (b)	$220	$220,890
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 3.753% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (b)	250	259,801
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 4.353% (LIBOR 1 Month + 4.25%), 11/25/2023(b)	103	105,681
Series 2016-DNA1, Class M3 5.653% (LIBOR 1 Month + 5.55%), 07/25/2028(b)	135	140,635
Series 2016-DNA4, Class M3 3.903% (LIBOR 1 Month + 3.80%), 03/25/2029(b)	336	345,886
Series 2017-DNA2, Class M2 3.553% (LIBOR 1 Month + 3.45%), 10/25/2029(b)	270	277,813
Series 2017-DNA3, Class M2 2.603% (LIBOR 1 Month + 2.50%), 03/25/2030(b)	248	253,184
Series 2019-DNA3, Class M2 2.153% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (b)	163	163,764
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 2M2 3.003% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	98	99,325
Series 2015-C03, Class 1M2 5.103% (LIBOR 1 Month + 5.00%), 07/25/2025(b)	50	51,281
Series 2015-C03, Class 2M2 5.103% (LIBOR 1 Month + 5.00%), 07/25/2025(b)	12	12,084
Series 2016-C01, Class 1M2 6.853% (LIBOR 1 Month + 6.75%), 08/25/2028(b)	180	188,993
Series 2016-C02, Class 1M2 6.103% (LIBOR 1 Month + 6.00%), 09/25/2028(b)	95	98,094
Series 2016-C05, Class 2M2 4.553% (LIBOR 1 Month + 4.45%), 01/25/2029(b)	118	122,110
Series 2017-C01, Class 1M2 3.653% (LIBOR 1 Month + 3.55%), 07/25/2029(b)	426	436,447

	Principal Amount (000)	U.S. $ Value

Series 2017-C03, Class 1M2 3.103% (LIBOR 1 Month + 3.00%), 10/25/2029(b)	$415	$424,282
Series 2017-C05, Class 1M2 2.303% (LIBOR 1 Month + 2.20%), 01/25/2030(b)	196	199,452

Total Collateralized Mortgage Obligations (cost $3,091,621)		3,399,722

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.1%
Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038 (cost $1,034,750)	996	1,009,918

	Shares

SHORT-TERM INVESTMENTS – 3.8%
Investment Companies – 3.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (g) (h) (cost $66,899,553)	66,899,553	66,899,553

Total Investments – 99.1% (cost $1,479,687,051)(i)		1,727,093,779
Other assets less liabilities – 0.9%		15,128,177

Net Assets – 100.0%		$1,742,221,956

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	801	March 2022	$39,099,350	$949,302
FTSE 100 Index Futures	133	March 2022	13,184,822	(40,010)
MSCI Singapore IX ETS Futures	342	January 2022	8,632,480	55,574
Nikkei 225 (OSE) Futures	16	March 2022	4,003,129	34,936
Russell 2000 E-Mini Futures	205	March 2022	22,988,700	344,189
S&P 500 E-Mini Futures	276	March 2022	65,667,300	767,297
TOPIX Index Futures	121	March 2022	20,953,838	85,443
U.S. T-Note 2 Yr (CBT) Futures	273	March 2022	59,560,922	(111,574)
U.S. T-Note 10 Yr (CBT) Futures	1,097	March 2022	143,124,219	891,343
U.S. Ultra Bond (CBT) Futures	149	March 2022	29,371,625	495,098
Sold Contracts
Hang Seng Index Futures	76	January 2022	11,428,436	(141,346)
MSCI Emerging Markets Futures	409	March 2022	25,077,835	(53,675)
OMXS 30 Index Futures	403	January 2022	10,789,466	(6,707)
S&P/TSX 60 Index Futures	11	March 2022	2,227,740	18,740
SPI 200 Futures	43	March 2022	5,746,208	51,139

				$3,339,749

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	6,494	USD	8,806	01/14/2022	$16,229
BNP Paribas SA	AUD	12,171	USD	8,893	02/08/2022	37,218
Citibank, NA	NOK	29,142	USD	3,206	01/20/2022	(102,450)
Citibank, NA	USD	1,406	SEK	12,792	01/20/2022	9,847
Citibank, NA	EUR	804	USD	930	02/10/2022	13,905
Citibank, NA	USD	38,954	CAD	49,048	02/10/2022	(181,589)
Goldman Sachs Bank USA	GBP	17,190	USD	22,792	01/14/2022	(474,603)
Goldman Sachs Bank USA	NOK	38,230	USD	4,245	01/20/2022	(94,702)
Goldman Sachs Bank USA	SEK	72,934	USD	8,056	01/20/2022	(16,144)
Goldman Sachs Bank USA	USD	245	SEK	2,225	01/20/2022	1,104
Goldman Sachs Bank USA	USD	10,237	JPY	1,167,098	02/09/2022	(88,161)
Goldman Sachs Bank USA	EUR	7,021	USD	8,071	02/10/2022	71,760
HSBC Bank USA	CHF	19,577	USD	21,331	01/13/2022	(159,397)
HSBC Bank USA	GBP	7,190	USD	9,635	01/14/2022	(96,384)
HSBC Bank USA	SEK	38,804	USD	4,446	01/20/2022	151,478
HSBC Bank USA	USD	25,165	NOK	215,215	01/20/2022	(733,526)
HSBC Bank USA	USD	309	SEK	2,699	01/20/2022	(10,727)
JPMorgan Chase Bank, NA	USD	5,933	SEK	51,585	01/20/2022	(223,423)
Morgan Stanley & Co., Inc.	CHF	15,213	USD	16,544	01/13/2022	(155,407)
Morgan Stanley & Co., Inc.	USD	27,719	CHF	25,445	01/13/2022	212,486
Morgan Stanley & Co., Inc.	GBP	12,770	USD	17,116	01/14/2022	(168,608)
Morgan Stanley & Co., Inc.	USD	36,555	GBP	27,645	01/14/2022	862,751
Morgan Stanley & Co., Inc.	NOK	18,685	USD	2,206	01/20/2022	85,319
Morgan Stanley & Co., Inc.	NOK	188,042	USD	20,946	01/20/2022	(400,452)
Morgan Stanley & Co., Inc.	NZD	1,393	USD	947	01/20/2022	(6,858)
Morgan Stanley & Co., Inc.	SEK	89,341	USD	10,347	01/20/2022	458,636
Morgan Stanley & Co., Inc.	USD	8,628	NOK	74,897	01/20/2022	(125,812)
Morgan Stanley & Co., Inc.	USD	23,641	SEK	214,111	01/20/2022	57,243
Morgan Stanley & Co., Inc.	USD	26,996	SEK	239,461	01/20/2022	(492,243)
Morgan Stanley & Co., Inc.	AUD	16,726	USD	12,307	02/08/2022	136,950
Morgan Stanley & Co., Inc.	AUD	6,453	USD	4,616	02/08/2022	(79,530)
Morgan Stanley & Co., Inc.	USD	5,088	AUD	7,039	02/08/2022	33,438
Morgan Stanley & Co., Inc.	JPY	3,877,600	USD	33,985	02/09/2022	267,124
Morgan Stanley & Co., Inc.	USD	6,903	JPY	779,047	02/09/2022	(128,779)
Morgan Stanley & Co., Inc.	CAD	17,130	USD	13,563	02/10/2022	21,431
Morgan Stanley & Co., Inc.	EUR	27,445	USD	31,144	02/10/2022	(126,041)
Morgan Stanley & Co., Inc.	USD	19,016	CAD	24,271	02/10/2022	170,769
Morgan Stanley & Co., Inc.	USD	18,318	EUR	16,149	02/10/2022	81,147
State Street Bank & Trust Co.	USD	44	SEK	385	01/20/2022	(1,722)

						$(1,177,723)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
FTSE 100 Index(j)	UBS AG	1,900	GBP	5,600.00	April 2022	GBP	10,640	$276,398	$(65,294)

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,710	01/15/2025	2.565%	CPI#	Maturity	$279,665	$—	$279,665
USD	2,355	01/15/2025	2.585%	CPI#	Maturity	137,858	—	137,858
USD	2,355	01/15/2025	2.613%	CPI#	Maturity	135,140	—	135,140
USD	13,830	01/15/2026	CPI#	3.720%	Maturity	3,040	—	3,040
USD	7,300	01/15/2027	CPI#	3.320%	Maturity	(104,290)	—	(104,290)
USD	7,200	01/15/2027	CPI#	3.466%	Maturity	(32,473)	(9,879)	(22,594)
USD	20,920	01/15/2028	1.230%	CPI#	Maturity	3,420,946	—	3,420,946
USD	16,190	01/15/2028	0.735%	CPI#	Maturity	3,286,445	—	3,286,445
USD	30,110	01/15/2029	CPI#	3.290%	Maturity	1,088	—	1,088
USD	5,125	01/15/2030	1.572%	CPI#	Maturity	813,479	—	813,479
USD	5,125	01/15/2030	1.587%	CPI#	Maturity	805,486	—	805,486
USD	1,130	01/15/2030	1.714%	CPI#	Maturity	162,585	—	162,585
USD	1,130	01/15/2030	1.731%	CPI#	Maturity	160,562	—	160,562
USD	4,400	01/15/2031	2.782%	CPI#	Maturity	191,687	—	191,687
USD	4,150	01/15/2031	2.680%	CPI#	Maturity	228,750	—	228,750
USD	3,500	01/15/2031	2.989%	CPI#	Maturity	69,487	—	69,487
USD	3,800	04/15/2032	CPI#	2.909%	Maturity	(84,331)	—	(84,331)
USD	3,350	04/15/2032	CPI#	2.748%	Maturity	(142,674)	—	(142,674)
USD	2,000	04/15/2032	CPI#	2.722%	Maturity	(91,831)	—	(91,831)

						$9,240,619	$(9,879)	$9,250,498

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	32,500	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	$331,162	$—	$331,162
USD	13,760	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	262,519	—	262,519
USD	9,275	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	17,351	—	17,351

						$611,032	$—	$611,032

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	97	$(27,060)	$(9,223)	$(17,837)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,343	(374,929)	(167,849)	(207,080)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1	(279)	(119)	(160)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	53	(14,785)	(5,086)	(9,699)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	661	(184,675)	(63,601)	(121,074)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	994	(277,570)	(93,138)	(184,432)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	862	(240,747)	(78,409)	(162,338)

						$(1,120,045)	$(417,425)	$(702,620)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	12,000	10/23/2026	2.310%	CPI#	Maturity	$315,782	$—	$315,782
Barclays Bank PLC	USD	10,000	12/04/2027	2.170%	CPI#	Maturity	868,057	—	868,057
Barclays Bank PLC	USD	10,000	10/23/2029	2.388%	CPI#	Maturity	222,339	—	222,339
Barclays Bank PLC	USD	13,000	12/04/2032	2.233%	CPI#	Maturity	1,370,066	—	1,370,066
Citibank, NA	USD	22,000	11/04/2023	1.900%	CPI#	Maturity	1,780,100	—	1,780,100
Citibank, NA	USD	10,000	07/20/2027	2.104%	CPI#	Maturity	950,690	—	950,690
Deutsche Bank AG	USD	10,000	09/04/2025	1.818%	CPI#	Maturity	1,001,329	—	1,001,329
JPMorgan Chase Bank, NA	USD	10,000	03/02/2024	2.175%	CPI#	Maturity	592,227	—	592,227
JPMorgan Chase Bank, NA	USD	33,000	07/20/2024	1.995%	CPI#	Maturity	2,646,941	—	2,646,941
JPMorgan Chase Bank, NA	USD	13,000	11/04/2026	2.015%	CPI#	Maturity	1,315,228	—	1,315,228
JPMorgan Chase Bank, NA	USD	28,000	12/27/2028	2.009%	CPI#	Maturity	2,936,129	—	2,936,129
Morgan Stanley Capital Services LLC	USD	56,000	07/20/2022	1.939%	CPI#	Maturity	3,734,975	—	3,734,975

							$17,733,863	$—	$17,733,863

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,470	10/09/2029	1.120%	SIFMA*	Quarterly	$43,657	$—	$43,657
Citibank, NA	USD	12,470	10/09/2029	1.125%	SIFMA*	Quarterly	38,398	—	38,398

							$82,055	$—	$82,055

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	8,440	03/18/2022	$287,760
Swiss Market Index Futures	0.00%	Monthly	CHF	1,407	03/18/2022	(4,218)

						$283,542

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $40,837,225 or 2.3% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $285,042,657 and gross unrealized depreciation of investments was $(8,004,429), resulting in net unrealized appreciation of $277,038,228.

(j)	One contract relates to 1 share.

As of December 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.7% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CBT – Chicago Board of Trade

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,089,694,685	$—	$1,089,694,685
Short-Term Municipal Notes	—	33,124,861	—	33,124,861
Options Purchased - Puts	—	7,967,567	—	7,967,567
Investment Companies	498,880,988	—	—	498,880,988
Corporates - Investment Grade	—	10,318,144	—	10,318,144
Governments - Treasuries	—	10,176,448	—	10,176,448
Corporates - Non-Investment Grade	—	5,621,893	—	5,621,893
Collateralized Mortgage Obligations	—	3,399,722	—	3,399,722
Commercial Mortgage-Backed Securities	—	1,009,918	—	1,009,918
Short-Term Investments	66,899,553	—	—	66,899,553

Total Investments in Securities	565,780,541	1,161,313,238	—	1,727,093,779
Other Financial Instruments(a):
Assets:
Futures	3,693,061	—	—	3,693,061
Forward Currency Exchange Contracts	—	2,688,835	—	2,688,835
Centrally Cleared Inflation (CPI) Swaps	—	9,696,218	—	9,696,218
Centrally Cleared Interest Rate Swaps	—	611,032	—	611,032

Investments in Securities:	Level 1	Level 2	Level 3	Total
Inflation (CPI) Swaps	$—	$17,733,863	$—	$17,733,863
Interest Rate Swaps	—	82,055	—	82,055
Total Return Swaps	—	287,760	—	287,760
Liabilities:
Futures	(353,312)	—	—	(353,312)
Forward Currency Exchange Contracts	—	(3,866,558)	—	(3,866,558)
Put Options Written	—	(65,294)	—	(65,294)
Centrally Cleared Inflation (CPI) Swaps	—	(455,599)	—	(455,599)
Credit Default Swaps	—	(1,120,045)	—	(1,120,045)
Total Return Swaps	—	(4,218)	—	(4,218)

Total	$569,120,290	$1,186,901,287	$—	$1,756,021,577

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for three months ended December 31, 2021 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$41,017	$103,708	$77,825	$66,900	$1